                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number:______
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Breeden Capital Management LLC
Address:  100 Northfield Street
          Greenwich, CT 06830

Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Breeden
Title:  Chairman
Phone:  (203) 618-0065

Signature, Place, and Date of Signing:

/s/ Richard C. Breeden           Greenwich, CT           November 14, 2011
--------------------------  ------------------------  ------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            13

Form 13F Information Table Value Total:            $696,603
                                                   (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE
                        BREEDEN CAPITAL MANAGEMENT LLC
                     FOR QUARTER ENDED SEPTEMBER 30, 2011

                                                                                                             Voting Authority
                                       Title of             Value    Shrs or  SH/ Put/ Investment  Other   ---------------------
Name of Issuer                          Class     CUSIP   (x $1000)  prn amt  PRN Call Discretion Managers   Sole    Shared None
--------------                         -------- --------- --------- --------- --- ---- ---------- -------- --------- ------ ----
AIRGAS INC                               COM    009363102    63,801   999,703 SH          SOLE               999,703
ALLIANT TECHSYSTEMS INC                  COM    018804104    21,625   396,717 SH          SOLE               396,717
AMERICAN SCIENCE & ENGR INC              COM    029429107    11,457   187,659 SH          SOLE               187,659
AON CORP                                 COM    037389103    39,063   930,514 SH          SOLE               930,514
BLOCK H & R INC                          COM    093671105   103,868 7,803,729 SH          SOLE             7,803,729
DUN & BRADSTREET CORP DEL NE             COM    26483E100    61,001   995,780 SH          SOLE               995,780
EMCOR GROUP INC                          COM    29084Q100     2,153   105,882 SH          SOLE               105,882
FLOWSERVE CORP                           COM    34354P105    71,662   968,410 SH          SOLE               968,410
HELMERICH & PAYNE INC                    COM    423452101    63,406 1,561,718 SH          SOLE             1,561,718
IRON MTN INC                             COM    462846106    59,180 1,871,600 SH          SOLE             1,871,600
STANLEY BLACK & DECKER INC               COM    854502101    34,151   695,539 SH          SOLE               695,539
STERIS CORP                              COM    859152100   148,320 5,067,321 SH          SOLE             5,067,321
ZALE CORP NEW                            COM    988858106    16,916 5,935,414 SH          SOLE             5,935,414